Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Current
Government grant advances	$ 631		$ 708		$ 968
Research project financing	3,549		1,518		1,237
Government loans	1,299		1,727		1,954
Current interest payable	385		653		0
Total current portion	5,864		4,606		4,159
Non-current
Government grant advances	676		328		872
Research project financing	4,417		259		1,567
Government loans	616		173		1,424
Accrued interest	576		2,496		2,372
Total non-current portion	6,285		3,256		6,235
Amount funded from government grant advances	$ 989	€ 907	$ 436	€ 428	$ 1,364	€ 1,376